Finance Lease Liabilities	12 Months Ended
Jun. 30, 2025
Finance lease liabilities [Abstract]
Finance lease liabilities

Note 8. Finance lease liabilities

In August 2022, the Company acquired a motor vehicle pursuant to a hire purchase financing arrangement. Future minimum lease payments under finance lease that have initial non-cancelable lease terms as of June 30, 2025 were as follows:

Finance lease
Year ended June 30,
2026	$27,990
2027	18,660
Total finance lease payments	$46,650
Less: imputed interest	(1,701)
Total finance lease obligation	$44,949
Less: current portion of finance lease liabilities	(26,585)
Long-term finance lease liabilities	$18,364

For the year ended June 30, 2025, 2024 and 2023, interest expense of $2,537, $3,596 and $10,866 were recorded as finance costs, respectively.